Related party and employee transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party and employee transactions
Schedule of Related Party Transactions
(a)	Amounts due from related parties

	December 31,	December 31,
	2019	2020
	US$	US$
Current:
Henan Hongguang Olympic Real Estate Co., Ltd.	84,031,006	90,330,257
Qingdao Huiju	84,455,456	56,469,394
Guangzhou Huanglong Information Technology Co., Ltd.	—	16,324,735
Xinzheng Meihang Network Technology Co., Ltd.	22,578,925	2,789,265
Madison Development Limited	—	33,231,243
Suzhou Wanzhuo's non-controlling interest holders	—	20,160,872
Taicang Pengchi's non-controlling interest holders	—	12,129,962
Others	9,692,236	2,005,731
Total current amounts due from related party	200,757,623	233,441,459

Non current:
Madison Development Limited	27,739,567	—
Suzhou Wanzhuo’s non-controlling interest holders	18,856,638	—
Taicang Pengchi’s non-controlling interest holders	24,624,693	—
Suzhou Yefang’s non-controlling interest holders	11,466,128	12,259,192
Others	—	2,674,370
Total non-current amounts due from related party	82,687,026	14,933,562
Total	283,444,649	248,375,021

(b)         Amounts due to related party

	December 31,	December 31,
	2019	2020
	US$	US$
Current:
Suzhou Yefang’s non-controlling interest holders	1,496,762	1,632,968
Suzhou Wanzhuo's non-controlling interest shareholders	15,997,603	16,272,639
Xinzheng Meihang Network Technology Co., Ltd.	27,133,055	2,632,678
Henan Qingning Apartment Management Co., Ltd.	—	444,409
Others	9,054,876	10,529,235
Total current amounts due to related party	53,682,296	31,511,929
Non current:
Henan Qingning Apartment Management Co., Ltd.	—	10,728,133
Total	53,682,296	42,240,062

(c)         Amounts due from employees

	December 31,	December 31,
	2019	2020
	US$	US$
Advances to employees	2,350,852	529,055